INTANGIBLE ASSETS, DEFERRED CHARGES	9 Months Ended
Sep. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 8:- INTANGIBLE ASSETS, DEFERRED CHARGES

		Useful life	September 30,	December 31,
		(years)	2013	2012
			Unaudited	Audited
a.	Impaired Cost:

	Acquired technology	5-10	$17,840	$15,517
	Customer relationship	4.5-9	4,438	4,172
	Trade name	3	415	415
	Existing contracts for maintenance	3	181	181

			22,874	20,285
	Accumulated amortization:

	Acquired technology		14,008	13,399
	Customer relationship		3,679	3,433
	Trade name		415	415
	Existing contracts for maintenance		181	181

			18,283	17,428

	Amortized cost		$4,591	$2,857

b.	Amortization expenses related to intangible assets amounted to $ 855 and $ 846 for the nine months ended September 30, 2013 and 2012, respectively.

c.	Expected amortization expenses are as follows:

Year ending September 30,
2014	$1,355
2015	1,256
2016	988
2017	483
2018	509

$4,591